Subsequent Events	6 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2023 up through the date of the issuance of consolidated financial statements on August 3, 2023 and concluded that no other material subsequent events except for the disclosed above.